UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of August 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (64.7%)
Consumer Discretionary (6.2%)
Comcast Corp. Class A	28,416,700	952,812
Time Warner Inc.	14,294,570	593,939
Walt Disney Co.	11,634,780	575,573
Target Corp.	8,520,400	546,072
Lowe's Cos. Inc.	16,173,100	460,610
Ford Motor Co.	33,628,560	314,091
Viacom Inc. Class B	3,668,200	183,447
Johnson Controls Inc.	6,492,000	176,647
Home Depot Inc.	1,775,000	100,731
		3,903,922
Consumer Staples (5.7%)
PepsiCo Inc.	9,262,400	670,876
Procter & Gamble Co.	8,169,275	548,894
Philip Morris International Inc.	5,916,800	528,370
CVS Caremark Corp.	10,582,600	482,037
Unilever NV	9,512,500	330,845
Anheuser-Busch InBev NV	3,828,697	322,121
General Mills Inc.	6,658,900	261,895
Coca-Cola Co.	6,334,800	236,921
Archer-Daniels-Midland Co.	7,121,200	190,492
		3,572,451
Energy (8.0%)
Exxon Mobil Corp.	16,443,964	1,435,558
Chevron Corp.	8,102,140	908,736
Anadarko Petroleum Corp.	9,021,100	624,892
BP plc ADR	12,489,480	525,308
Occidental Petroleum Corp.	5,551,900	471,967
Baker Hughes Inc.	8,733,760	398,259
BG Group plc	13,212,392	270,198
Encana Corp.	11,769,224	261,277
Petroleo Brasileiro SA ADR	5,838,000	123,415
		5,019,610
Financials (10.7%)
Wells Fargo & Co.	37,085,117	1,262,006
JPMorgan Chase & Co.	24,216,176	899,389
ACE Ltd.	8,520,360	628,206
PNC Financial Services Group Inc.	8,911,900	553,964
Prudential Financial Inc.	8,316,800	453,349
BlackRock Inc.	2,066,900	364,539
US Bancorp	9,114,000	304,499
Standard Chartered plc	12,737,457	281,343
UBS AG	21,817,334	243,263
MetLife Inc.	6,270,585	214,015
Swiss Re AG	3,293,978	206,144
Chubb Corp.	2,780,870	205,478
Bank of America Corp.	24,989,500	199,666
* American International Group Inc.	5,805,300	199,296
Mitsubishi UFJ Financial Group Inc.	40,529,700	185,269

Goldman Sachs Group Inc.	1,343,780	142,064
HSBC Holdings plc ADR	2,499,900	109,071
Marsh & McLennan Cos. Inc.	3,191,300	109,047
State Street Corp.	2,408,227	100,182
Hartford Financial Services Group Inc.	3,495,472	62,674
		6,723,464
Health Care (10.4%)
Pfizer Inc.	46,834,241	1,117,465
Merck & Co. Inc.	25,456,352	1,095,896
Johnson & Johnson	10,649,800	718,116
Eli Lilly & Co.	14,274,400	641,063
Medtronic Inc.	13,822,700	562,031
Cardinal Health Inc.	12,177,400	481,616
Roche Holding AG	2,596,023	471,941
AstraZeneca plc ADR	7,194,300	336,621
Teva Pharmaceutical Industries Ltd. ADR	8,404,500	332,650
UnitedHealth Group Inc.	4,969,910	269,866
Bristol-Myers Squibb Co.	7,938,600	262,053
* Gilead Sciences Inc.	2,344,300	135,243
* Celgene Corp.	1,871,700	134,837
		6,559,398
Industrials (7.7%)
General Electric Co.	29,693,300	614,948
Honeywell International Inc.	8,926,600	521,760
Deere & Co.	6,532,420	490,650
United Parcel Service Inc. Class B	6,068,470	447,914
FedEx Corp.	5,071,820	444,444
Siemens AG	4,031,077	380,501
Raytheon Co.	6,316,100	356,986
Eaton Corp.	7,733,500	345,842
Waste Management Inc.	9,748,660	337,109
Union Pacific Corp.	2,464,360	299,272
General Dynamics Corp.	3,107,390	203,565
Schneider Electric SA	2,953,364	186,039
Emerson Electric Co.	3,476,600	176,333
Lockheed Martin Corp.	901,900	82,199
		4,887,562
Information Technology (9.0%)
Microsoft Corp.	35,871,900	1,105,572
International Business Machines Corp.	4,712,800	918,289
Intel Corp.	22,939,200	569,580
* eBay Inc.	9,653,200	458,238
Texas Instruments Inc.	15,126,872	439,284
Oracle Corp.	13,839,330	438,015
Cisco Systems Inc.	19,847,310	378,687
QUALCOMM Inc.	5,873,370	360,977
Accenture plc Class A	5,682,750	350,058
Automatic Data Processing Inc.	5,833,300	338,798
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,312,985	239,801
* Google Inc. Class A	158,860	108,833
		5,706,132
Materials (2.0%)
Dow Chemical Co.	17,429,900	510,870
Air Products & Chemicals Inc.	4,729,800	390,587
CRH plc ADR	6,779,500	119,116
Goldcorp Inc.	2,729,000	112,189

	BASF SE			1,371,517	106,452
					1,239,214
Telecommunication Services (2.3%)
	AT&T Inc.			35,190,955	1,289,396
	America Movil SAB de CV ADR			6,580,680	168,400
					1,457,796
Utilities (2.7%)
	NextEra Energy Inc.			7,459,900	502,126
	Dominion Resources Inc.			8,570,600	449,785
	Edison International			7,442,700	325,916
	Exelon Corp.			8,504,974	310,176
	Duke Energy Corp.			1,999,500	129,528
					1,717,531
Total Common Stocks (Cost $31,469,306)					40,787,080
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.7%)
U.S. Government Securities (2.5%)
	United States Treasury Note/Bond	0.250%	1/31/14	2,000	2,001
	United States Treasury Note/Bond	0.250%	3/31/14	460	460
	United States Treasury Note/Bond	0.125%	7/31/14	57,000	56,884
	United States Treasury Note/Bond	1.500%	6/30/16	540,105	562,384
	United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,363
	United States Treasury Note/Bond	2.750%	2/15/19	30,350	33,902
	United States Treasury Note/Bond	2.000%	11/15/21	169,958	178,323
	United States Treasury Note/Bond	1.750%	5/15/22	316,320	322,991
	United States Treasury Note/Bond	4.375%	5/15/41	63,720	86,848
	United States Treasury Note/Bond	3.125%	11/15/41	141,425	155,368
	United States Treasury Note/Bond	3.000%	5/15/42	158,160	169,306
					1,580,830
Conventional Mortgage-Backed Securities (3.0%)
[1,2] Freddie Mac Gold Pool		5.000%	1/1/33–9/1/42	647,179	704,080
[1,2] Freddie Mac Gold Pool		5.500%	3/1/23–9/1/42	1,077,734	1,178,803
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	6,165	7,164
1	Ginnie Mae I Pool	8.000%	6/15/17	27	28
					1,890,075
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	9,730	10,347
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	20,758
[1,2] Freddie Mac REMICS		3.500%	3/15/31	5,760	6,131
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	121,259
					158,495
Total U.S. Government and Agency Obligations (Cost $3,520,299)					3,629,400
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
1	Ally Auto Receivables Trust	1.350%	12/15/15	12,550	12,719
[1,3] Ally Master Owner Trust		2.880%	4/15/15	22,650	22,846
1	Ally Master Owner Trust	2.150%	1/15/16	48,866	49,394
1	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	10,765	10,830
[1,3] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	56,275	56,287
[1,3] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	12,000	12,596
1	Commercial Mortgage Pass Through
	Certificates	3.147%	8/15/45	18,085	18,739

1	Credit Suisse First Boston Mortgage
	Securities Corp.	4.597%	3/15/35	20,847	20,995
1	Ford Credit Floorplan Master Owner Trust	1.500%	9/15/15	13,350	13,352
[1,4] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	25,390	25,715
[1,3] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	16,270	17,610
1	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	30,861	31,903
1	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	14,656	14,953
1	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	32,000	33,988
[1,3] Hertz Vehicle Financing LLC		4.260%	3/25/14	29,500	29,782
[1,3] Hertz Vehicle Financing LLC		2.200%	3/25/16	36,320	37,275
1	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.994%	7/12/35	18,963	19,062
[1,3] Marriott Vacation Club Owner Trust		5.362%	10/20/28	2,035	2,067
1	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	7,752	7,759
[1,3] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	19,546	19,781
[1,3] Santander Drive Auto Receivables Trust		1.830%	11/17/14	26,638	26,706
1	Santander Drive Auto Receivables Trust	2.350%	11/16/15	13,545	13,691
1	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	27,925	28,170
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $520,326)					526,220
Corporate Bonds (23.8%)
Finance (10.4%)
	Banking (7.7%)
	American Express Bank FSB	5.550%	10/17/12	50,000	50,238
	American Express Bank FSB	5.500%	4/16/13	15,000	15,454
	American Express Centurion Bank	6.000%	9/13/17	20,000	24,131
	American Express Credit Corp.	5.875%	5/2/13	44,000	45,536
	American Express Credit Corp.	2.750%	9/15/15	10,000	10,547
	American Express Credit Corp.	2.375%	3/24/17	71,985	75,586
3	ANZ National International Ltd.	6.200%	7/19/13	13,368	13,885
	Bank of America Corp.	6.000%	9/1/17	69,725	78,687
	Bank of America Corp.	5.750%	12/1/17	30,000	33,597
	Bank of America Corp.	5.875%	1/5/21	40,000	44,745
	Bank of America Corp.	5.875%	2/7/42	9,965	11,325
	Bank of America NA	5.300%	3/15/17	68,000	73,789
	Bank of America NA	6.000%	10/15/36	30,000	34,012
	Bank of Montreal	2.500%	1/11/17	79,535	84,315
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	64,259
	Bank of Nova Scotia	3.400%	1/22/15	82,000	87,266
	Barclays Bank plc	2.375%	1/13/14	53,000	53,853
	Barclays Bank plc	5.000%	9/22/16	15,570	17,133
	Barclays Bank plc	5.125%	1/8/20	30,000	32,516
	BB&T Corp.	3.200%	3/15/16	34,000	36,547
	BB&T Corp.	4.900%	6/30/17	8,045	9,001
	BB&T Corp.	5.250%	11/1/19	8,000	9,210
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	10,531
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	20,416
	BNY Mellon NA	4.750%	12/15/14	4,750	5,142
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	58,953
	Capital One Bank USA NA	6.500%	6/13/13	20,705	21,613
	Capital One Financial Corp.	2.150%	3/23/15	27,380	28,112
	Capital One Financial Corp.	3.150%	7/15/16	10,000	10,593
	Capital One Financial Corp.	5.250%	2/21/17	3,580	4,012
	Capital One Financial Corp.	4.750%	7/15/21	13,000	14,539
	Citigroup Inc.	5.300%	10/17/12	11,165	11,220
	Citigroup Inc.	4.587%	12/15/15	23,975	25,850

Citigroup Inc.	3.953%	6/15/16	41,322	43,592
Citigroup Inc.	5.850%	8/2/16	30,000	33,384
Citigroup Inc.	4.450%	1/10/17	35,670	38,332
Citigroup Inc.	6.125%	11/21/17	64,960	75,013
Citigroup Inc.	6.125%	5/15/18	9,500	11,026
Citigroup Inc.	8.500%	5/22/19	34,000	43,609
Citigroup Inc.	5.375%	8/9/20	26,025	29,121
Citigroup Inc.	4.500%	1/14/22	20,000	21,152
Citigroup Inc.	6.625%	6/15/32	45,000	49,693
Citigroup Inc.	6.125%	8/25/36	30,000	31,918
Citigroup Inc.	8.125%	7/15/39	8,325	12,186
Citigroup Inc.	5.875%	1/30/42	1,290	1,517
3 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	52,000	53,687
3 Credit Agricole SA	3.500%	4/13/15	50,000	50,692
Credit Suisse	5.000%	5/15/13	87,750	90,260
Credit Suisse	2.200%	1/14/14	41,000	41,532
Credit Suisse	5.500%	5/1/14	30,000	32,011
Deutsche Bank AG	5.375%	10/12/12	41,245	41,435
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	62,429
Golden West Financial Corp.	4.750%	10/1/12	10,000	10,028
Goldman Sachs Group Inc.	3.700%	8/1/15	40,000	41,859
Goldman Sachs Group Inc.	5.350%	1/15/16	70,000	76,007
Goldman Sachs Group Inc.	3.625%	2/7/16	7,111	7,376
Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	43,187
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	49,504
Goldman Sachs Group Inc.	6.000%	6/15/20	5,000	5,601
Goldman Sachs Group Inc.	5.250%	7/27/21	23,720	25,237
Goldman Sachs Group Inc.	5.750%	1/24/22	34,725	38,342
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	50,939
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	45,481
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	39,512
3 HBOS plc	6.000%	11/1/33	45,923	37,196
3 HSBC Bank plc	2.000%	1/19/14	9,820	9,922
3 HSBC Bank plc	3.500%	6/28/15	17,937	18,919
3 HSBC Bank plc	4.750%	1/19/21	62,040	69,516
HSBC Bank USA NA	4.625%	4/1/14	19,710	20,620
HSBC Holdings plc	4.000%	3/30/22	72,455	77,423
HSBC Holdings plc	6.500%	5/2/36	25,000	29,372
HSBC Holdings plc	6.100%	1/14/42	54,000	73,207
3 ING Bank NV	2.650%	1/14/13	40,000	40,084
3 ING Bank NV	2.000%	10/18/13	40,000	40,008
3 ING Bank NV	3.750%	3/7/17	23,000	23,888
JPMorgan Chase & Co.	5.125%	9/15/14	25,000	26,738
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	43,610
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	68,110
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	12,597
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	62,864
JPMorgan Chase & Co.	4.350%	8/15/21	31,386	34,446
JPMorgan Chase & Co.	4.500%	1/24/22	20,000	22,224
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	116,964
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	21,577
Mellon Funding Corp.	5.000%	12/1/14	30,000	32,555
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	74,876
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	26,145
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	46,403
Morgan Stanley	6.750%	10/15/13	25,775	27,089

Morgan Stanley	7.070%	2/10/14	17,500	18,179
Morgan Stanley	4.750%	4/1/14	70,000	72,067
Morgan Stanley	6.000%	5/13/14	7,835	8,283
Morgan Stanley	6.000%	4/28/15	44,000	46,853
Morgan Stanley	3.800%	4/29/16	9,470	9,524
Morgan Stanley	5.450%	1/9/17	70,000	73,489
Morgan Stanley	5.625%	9/23/19	9,800	10,152
Morgan Stanley	5.750%	1/25/21	79,825	82,371
Morgan Stanley	6.250%	8/9/26	20,000	21,040
National City Corp.	6.875%	5/15/19	13,950	17,258
3 Nordea Bank AB	2.125%	1/14/14	39,500	39,575
3 Nordea Bank AB	3.700%	11/13/14	22,880	23,972
Northern Trust Co.	4.600%	2/1/13	5,925	6,018
Northern Trust Corp.	5.200%	11/9/12	34,940	35,215
Northern Trust Corp.	3.450%	11/4/20	9,000	9,820
Paribas	6.950%	7/22/13	40,000	41,612
PNC Bank NA	4.875%	9/21/17	50,000	56,525
1 PNC Financial Services Group Inc.	8.250%	5/29/49	44,000	44,660
3 Societe Generale SA	5.200%	4/15/21	20,190	20,676
3 Standard Chartered plc	3.850%	4/27/15	14,990	15,585
State Street Corp.	5.375%	4/30/17	76,315	89,695
3 Svenska Handelsbanken AB	4.875%	6/10/14	56,000	59,039
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	42,006
Toronto-Dominion Bank	1.375%	7/14/14	34,045	34,638
UBS AG	3.875%	1/15/15	50,000	52,690
UBS AG	5.875%	7/15/16	50,000	54,097
UBS AG	4.875%	8/4/20	8,000	8,928
US Bancorp	2.875%	11/20/14	32,000	33,649
US Bancorp	1.650%	5/15/17	32,000	32,653
US Bank NA	6.300%	2/4/14	30,000	32,358
Wachovia Bank NA	6.600%	1/15/38	60,000	82,153
Wachovia Corp.	5.500%	5/1/13	35,000	36,131
Wachovia Corp.	5.250%	8/1/14	2,900	3,117
Wells Fargo & Co.	5.125%	9/1/12	10,000	10,000
Wells Fargo & Co.	4.625%	4/15/14	15,000	15,759
Wells Fargo & Co.	3.750%	10/1/14	28,000	29,613
Wells Fargo & Co.	3.625%	4/15/15	2,200	2,353
Wells Fargo & Co.	3.676%	6/15/16	19,000	20,635
Wells Fargo & Co.	5.125%	9/15/16	25,000	28,358
Wells Fargo & Co.	2.625%	12/15/16	53,000	56,158
Wells Fargo & Co.	5.625%	12/11/17	31,150	37,331
Wells Fargo & Co.	3.500%	3/8/22	72,215	76,572

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	13,371

Finance Companies (0.6%)
General Electric Capital Corp.	2.950%	5/9/16	8,825	9,365
General Electric Capital Corp.	5.400%	2/15/17	20,000	23,217
General Electric Capital Corp.	5.625%	9/15/17	20,000	23,627
General Electric Capital Corp.	4.625%	1/7/21	117,000	132,277
General Electric Capital Corp.	5.300%	2/11/21	30,850	35,398
General Electric Capital Corp.	6.750%	3/15/32	30,000	38,869
General Electric Capital Corp.	6.150%	8/7/37	37,800	47,248
General Electric Capital Corp.	5.875%	1/14/38	24,240	29,351
General Electric Capital Corp.	6.875%	1/10/39	25,440	34,681

[1,3] US Trade Funding Corp.		4.260%	11/15/14	5,225	5,425

	Insurance (1.7%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	28,648
	ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,540
	ACE INA Holdings Inc.	5.800%	3/15/18	40,360	49,816
	Aetna Inc.	1.750%	5/15/17	2,636	2,666
	Aetna Inc.	6.500%	9/15/18	11,460	14,277
	Allstate Corp.	5.000%	8/15/14	10,000	10,842
1	Allstate Corp.	6.500%	5/15/57	20,000	20,850
1	Allstate Corp.	6.125%	5/15/67	30,000	30,675
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	52,298
	Chubb Corp.	6.000%	5/11/37	50,000	68,749
3	Farmers Exchange Capital	7.050%	7/15/28	25,000	30,088
	Genworth Global Funding Trusts	5.750%	5/15/13	25,000	25,470
	Hartford Financial Services Group Inc.	4.625%	7/15/13	9,000	9,238
	Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,639
3	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	48,665
3	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	38,299
3	MassMutual Global Funding II	2.875%	4/21/14	11,390	11,707
	MetLife Inc.	4.125%	8/13/42	5,565	5,651
3	Metropolitan Life Global Funding I	5.125%	6/10/14	20,000	21,461
3	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	58,935
3	New York Life Global Funding	5.250%	10/16/12	10,720	10,779
3	New York Life Global Funding	1.650%	5/15/17	44,000	44,536
3	New York Life Insurance Co.	5.875%	5/15/33	55,395	67,740
	Prudential Financial Inc.	5.150%	1/15/13	10,615	10,784
	Prudential Financial Inc.	4.750%	4/1/14	28,700	30,251
	Prudential Financial Inc.	5.100%	9/20/14	10,000	10,812
	Prudential Financial Inc.	3.000%	5/12/16	11,995	12,601
	Prudential Financial Inc.	4.500%	11/15/20	34,365	37,681
3	TIAA Global Markets Inc.	5.125%	10/10/12	46,100	46,310
	Torchmark Corp.	7.875%	5/15/23	45,000	55,049
	Travelers Cos. Inc.	5.800%	5/15/18	32,500	39,935
	UnitedHealth Group Inc.	6.000%	6/15/17	9,500	11,609
	UnitedHealth Group Inc.	6.000%	2/15/18	26,300	32,352
	UnitedHealth Group Inc.	3.875%	10/15/20	27,960	30,866
	WellPoint Inc.	4.350%	8/15/20	10,000	10,945
	WellPoint Inc.	3.125%	5/15/22	53,740	53,168

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	52,025	53,823

	Real Estate Investment Trusts (0.3%)
	Duke Realty LP	6.500%	1/15/18	8,755	10,199
	HCP Inc.	3.750%	2/1/16	7,950	8,432
	Realty Income Corp.	6.750%	8/15/19	21,075	25,562
	Simon Property Group LP	5.100%	6/15/15	50,000	54,970
	Simon Property Group LP	6.100%	5/1/16	49,050	56,153
3	WEA Finance LLC	7.125%	4/15/18	34,000	40,644
					6,562,979
Industrial (10.8%)
	Basic Industry (0.3%)
	BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	18,129
	EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	57,519
	Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	30,275
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	46,181

Rio Tinto Finance USA plc	2.000%	3/22/17	27,800	28,642
Rio Tinto Finance USA plc	3.500%	3/22/22	17,000	17,768
1 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	6,000	7,309

Capital Goods (1.0%)
3M Co.	6.375%	2/15/28	30,000	41,243
Boeing Co.	8.625%	11/15/31	9,460	14,996
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,816
Caterpillar Inc.	3.900%	5/27/21	51,914	59,490
Caterpillar Inc.	2.600%	6/26/22	11,345	11,740
3 Caterpillar Inc.	3.803%	8/15/42	13,960	14,594
Deere & Co.	7.125%	3/3/31	17,500	25,610
General Dynamics Corp.	3.875%	7/15/21	14,925	16,987
General Electric Co.	5.250%	12/6/17	41,685	49,499
Honeywell International Inc.	4.250%	3/1/21	40,681	47,919
John Deere Capital Corp.	2.250%	4/17/19	28,125	29,412
Raytheon Co.	1.625%	10/15/15	35,210	36,108
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	104,869
United Technologies Corp.	1.800%	6/1/17	21,785	22,557
United Technologies Corp.	3.100%	6/1/22	7,010	7,438
United Technologies Corp.	7.500%	9/15/29	19,230	28,539
United Technologies Corp.	6.050%	6/1/36	20,325	27,105
United Technologies Corp.	6.125%	7/15/38	45,000	61,075

Communication (2.3%)
America Movil SAB de CV	3.125%	7/16/22	24,480	25,100
America Movil SAB de CV	4.375%	7/16/42	20,430	21,002
AT&T Inc.	5.100%	9/15/14	30,160	32,918
AT&T Inc.	2.950%	5/15/16	23,655	25,466
AT&T Inc.	1.600%	2/15/17	38,000	38,990
AT&T Inc.	5.600%	5/15/18	44,000	53,808
AT&T Inc.	4.450%	5/15/21	10,000	11,733
AT&T Inc.	6.450%	6/15/34	73,115	95,125
AT&T Inc.	6.800%	5/15/36	11,305	15,446
AT&T Inc.	6.500%	9/1/37	9,675	12,869
AT&T Inc.	6.550%	2/15/39	15,265	20,495
BellSouth Corp.	5.200%	9/15/14	20,000	21,751
BellSouth Corp.	6.550%	6/15/34	32,225	39,118
BellSouth Corp.	6.000%	11/15/34	11,995	13,936
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	34,395
CBS Corp.	4.300%	2/15/21	27,830	30,809
CBS Corp.	3.375%	3/1/22	15,680	16,289
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	28,000	29,851
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	29,404
Comcast Corp.	5.700%	5/15/18	20,000	24,236
Comcast Corp.	4.650%	7/15/42	34,070	36,449
3 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	16,117
3 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	29,362
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	7,665	8,086
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	31,150	33,279
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	22,723

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	10,000	11,356
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	24,640	29,019
Discovery Communications LLC	5.625%	8/15/19	10,635	12,806
Discovery Communications LLC	5.050%	6/1/20	8,365	9,758
Discovery Communications LLC	4.950%	5/15/42	4,175	4,608
France Telecom SA	4.125%	9/14/21	37,500	40,802
Grupo Televisa SAB	6.625%	1/15/40	25,090	32,417
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,957
News America Inc.	4.500%	2/15/21	14,500	16,595
News America Inc.	6.150%	2/15/41	33,265	41,059
3 SBA Tower Trust	2.933%	12/15/17	33,310	33,553
Telefonica Emisiones SAU	3.992%	2/16/16	34,790	33,426
Time Warner Cable Inc.	5.850%	5/1/17	34,980	41,497
Time Warner Cable Inc.	6.750%	6/15/39	29,985	38,986
Verizon Communications Inc.	4.350%	2/15/13	15,530	15,793
Verizon Communications Inc.	5.500%	4/1/17	25,000	29,853
Verizon Communications Inc.	3.500%	11/1/21	5,495	6,044
Verizon Communications Inc.	5.850%	9/15/35	49,525	63,268
Verizon Communications Inc.	6.900%	4/15/38	9,710	13,711
Verizon Communications Inc.	4.750%	11/1/41	11,880	13,415
Verizon Global Funding Corp.	7.750%	12/1/30	56,410	83,366
Verizon Maryland Inc.	7.150%	5/1/23	10,000	10,335
Vodafone Group plc	5.000%	12/16/13	10,000	10,542
Vodafone Group plc	5.375%	1/30/15	40,000	44,227
Vodafone Group plc	2.875%	3/16/16	33,000	35,117

Consumer Cyclical (1.9%)
AutoZone Inc.	3.700%	4/15/22	35,435	37,269
CVS Caremark Corp.	4.875%	9/15/14	25,200	27,295
CVS Caremark Corp.	5.750%	6/1/17	26,185	31,492
Daimler Finance North America LLC	6.500%	11/15/13	23,615	25,234
3 Daimler Finance North America LLC	2.250%	7/31/19	69,485	69,028
Daimler Finance North America LLC	8.500%	1/18/31	33,000	51,980
eBay Inc.	1.350%	7/15/17	12,580	12,716
eBay Inc.	2.600%	7/15/22	20,130	20,298
Home Depot Inc.	3.950%	9/15/20	16,000	18,260
Johnson Controls Inc.	7.125%	7/15/17	36,300	44,267
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,650
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	51,282
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	23,969
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	35,301
McDonald's Corp.	1.875%	5/29/19	16,685	17,156
McDonald's Corp.	2.625%	1/15/22	7,805	8,237
PACCAR Financial Corp.	1.600%	3/15/17	39,311	40,017
Staples Inc.	9.750%	1/15/14	17,474	19,484
Target Corp.	5.875%	7/15/16	20,000	23,781
Target Corp.	2.900%	1/15/22	27,000	28,605
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	26,652
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	25,661
Time Warner Inc.	4.875%	3/15/20	14,000	16,109
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	45,130
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	48,441
Viacom Inc.	6.125%	10/5/17	7,500	9,051
3 Volkswagen International Finance NV	1.625%	3/22/15	83,250	84,359
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	28,356

Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	34,102
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	151,736
Walt Disney Co.	5.625%	9/15/16	30,000	35,629
Western Union Co.	5.930%	10/1/16	60,000	70,921

Consumer Noncyclical (3.2%)
Altria Group Inc.	4.750%	5/5/21	18,300	21,114
Altria Group Inc.	2.850%	8/9/22	11,000	10,931
Amgen Inc.	2.300%	6/15/16	25,340	26,441
Amgen Inc.	5.150%	11/15/41	36,000	38,825
Anheuser-Busch Cos. LLC	5.000%	3/1/19	15,000	17,572
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	25,355
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	15,726
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	36,000	42,143
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	60,800	61,579
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,720	4,818
AstraZeneca plc	6.450%	9/15/37	23,385	33,070
3 BAT International Finance plc	3.250%	6/7/22	58,280	59,983
Baxter International Inc.	5.900%	9/1/16	12,498	14,950
3 Cargill Inc.	6.000%	11/27/17	25,000	30,393
3 Cargill Inc.	4.307%	5/14/21	60,532	67,160
3 Cargill Inc.	6.875%	5/1/28	19,355	25,209
3 Cargill Inc.	6.125%	4/19/34	28,980	36,303
Coca-Cola Co.	5.350%	11/15/17	85,000	103,127
Coca-Cola Co.	3.300%	9/1/21	10,075	11,101
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,480
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,502
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	44,291
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	18,908
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	20,174
Diageo Investment Corp.	2.875%	5/11/22	26,991	28,155
Express Scripts Holding Co.	6.250%	6/15/14	14,670	16,043
3 Express Scripts Holding Co.	2.650%	2/15/17	43,711	45,421
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	56,026
GlaxoSmithKline Capital plc	1.500%	5/8/17	36,755	37,421
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	30,217
Hershey Co.	4.850%	8/15/15	9,620	10,753
Johnson & Johnson	2.150%	5/15/16	41,000	43,223
Johnson & Johnson	5.150%	7/15/18	14,800	18,134
Kaiser Foundation Hospitals	3.500%	4/1/22	7,116	7,529
Kaiser Foundation Hospitals	4.875%	4/1/42	13,205	15,184
Kellogg Co.	4.000%	12/15/20	57,000	64,246
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	33,976
3 Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,790
3 Kraft Foods Group Inc.	3.500%	6/6/22	10,990	11,639
3 Kraft Foods Group Inc.	5.000%	6/4/42	12,505	14,392
Kraft Foods Inc.	5.375%	2/10/20	24,000	28,842
McKesson Corp.	3.250%	3/1/16	6,650	7,178
Medtronic Inc.	4.750%	9/15/15	20,000	22,412
Merck & Co. Inc.	6.550%	9/15/37	10,000	15,067
Molson Coors Brewing Co.	2.000%	5/1/17	1,180	1,210
Molson Coors Brewing Co.	3.500%	5/1/22	3,315	3,509
Molson Coors Brewing Co.	5.000%	5/1/42	9,890	11,233
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	14,395
PepsiCo Inc.	3.100%	1/15/15	38,800	41,131
PepsiCo Inc.	4.000%	3/5/42	51,391	55,056
Pfizer Inc.	5.350%	3/15/15	33,000	36,929

Philip Morris International Inc.	4.500%	3/26/20	8,250	9,624
Philip Morris International Inc.	4.125%	5/17/21	43,025	48,446
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,695
1 Procter & Gamble - Esop	9.360%	1/1/21	44,476	60,789
3 Roche Holdings Inc.	6.000%	3/1/19	14,250	18,044
3 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,889
3 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,789
3 SABMiller plc	6.500%	7/1/16	50,000	58,573
Sanofi	4.000%	3/29/21	44,090	50,425
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,941
3 Tesco plc	5.500%	11/15/17	50,000	58,370
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,873
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,946
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	12,145
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	20,852
Unilever Capital Corp.	4.250%	2/10/21	95,235	111,830
Wyeth LLC	5.950%	4/1/37	25,000	34,298
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	40,348

Energy (0.9%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	29,076
BP Capital Markets plc	3.125%	10/1/15	16,000	17,134
BP Capital Markets plc	3.200%	3/11/16	33,000	35,405
BP Capital Markets plc	1.846%	5/5/17	25,000	25,546
BP Capital Markets plc	4.750%	3/10/19	27,215	31,487
BP Capital Markets plc	4.500%	10/1/20	16,000	18,600
BP Capital Markets plc	3.245%	5/6/22	25,000	26,582
ConocoPhillips	5.200%	5/15/18	80,000	96,182
EOG Resources Inc.	5.625%	6/1/19	16,100	19,700
3 Motiva Enterprises LLC	5.750%	1/15/20	5,065	6,051
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	45,082
Occidental Petroleum Corp.	2.700%	2/15/23	21,000	21,649
3 Schlumberger Investment SA	2.400%	8/1/22	23,925	23,855
Shell International Finance BV	3.250%	9/22/15	44,000	47,592
Shell International Finance BV	4.375%	3/25/20	38,000	44,870
Suncor Energy Inc.	5.950%	12/1/34	20,700	25,302
Total Capital International SA	1.550%	6/28/17	44,415	45,305

Other Industrial (0.1%)
3 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	43,865	44,788
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,529

Technology (0.7%)
Cisco Systems Inc.	4.450%	1/15/20	40,000	46,902
Dell Inc.	5.875%	6/15/19	34,840	41,164
Google Inc.	2.125%	5/19/16	27,365	28,838
Hewlett-Packard Co.	2.650%	6/1/16	17,000	17,290
Hewlett-Packard Co.	5.500%	3/1/18	29,135	32,668
Hewlett-Packard Co.	3.750%	12/1/20	82,000	80,663
Hewlett-Packard Co.	4.300%	6/1/21	26,000	26,105
International Business Machines Corp.	2.000%	1/5/16	40,400	42,152
International Business Machines Corp.	1.950%	7/22/16	23,211	24,200
International Business Machines Corp.	1.250%	2/6/17	10,075	10,223
International Business Machines Corp.	8.375%	11/1/19	25,000	35,667
International Business Machines Corp.	5.875%	11/29/32	25,000	34,694
Microsoft Corp.	4.000%	2/8/21	16,000	18,735

Oracle Corp.	6.125%	7/8/39	18,000	25,134

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,834
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	28,696	31,422
3 ERAC USA Finance LLC	2.250%	1/10/14	5,890	5,950
3 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,909
3 ERAC USA Finance LLC	2.750%	3/15/17	6,795	6,976
3 ERAC USA Finance LLC	4.500%	8/16/21	9,295	10,147
3 ERAC USA Finance LLC	7.000%	10/15/37	26,175	33,016
3 ERAC USA Finance LLC	5.625%	3/15/42	10,000	10,629
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	29,421	35,649
FedEx Corp.	2.625%	8/1/22	5,385	5,414
FedEx Corp.	3.875%	8/1/42	5,095	5,140
Ryder System Inc.	2.500%	3/1/17	3,145	3,198
Southwest Airlines Co.	5.750%	12/15/16	32,500	37,496
1 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	17,713	19,289
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	19,492	22,172
United Parcel Service Inc.	4.875%	11/15/40	14,815	18,338
				6,826,447
Utilities (2.6%)
Electric (2.1%)
Alabama Power Co.	5.550%	2/1/17	17,650	20,791
Alabama Power Co.	5.700%	2/15/33	15,000	19,136
Ameren Illinois Co.	6.125%	12/15/28	54,000	66,704
Carolina Power & Light Co.	6.300%	4/1/38	14,705	20,547
Commonwealth Edison Co.	5.950%	8/15/16	23,120	27,305
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	16,451
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	24,627
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	29,902
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	14,805
Dominion Resources Inc.	5.200%	8/15/19	19,250	22,944
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,787
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	21,774
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	56,548
3 Enel Finance International NV	6.800%	9/15/37	29,505	26,837
Florida Power & Light Co.	5.650%	2/1/35	50,000	64,352
Florida Power & Light Co.	4.950%	6/1/35	10,000	12,215
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,729
Florida Power & Light Co.	5.950%	2/1/38	39,215	54,264
Florida Power Corp.	6.350%	9/15/37	8,000	11,073
Florida Power Corp.	6.400%	6/15/38	27,055	37,681
Georgia Power Co.	5.400%	6/1/18	38,660	46,024
Georgia Power Co.	4.300%	3/15/42	23,145	24,950
MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,000	32,534
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	26,292
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	72,320
Northern States Power Co.	6.250%	6/1/36	50,000	71,576
NSTAR LLC	4.500%	11/15/19	3,535	4,047
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	13,147
PacifiCorp	5.900%	8/15/34	12,500	16,394

PacifiCorp	6.250%	10/15/37	36,635	51,482
Peco Energy Co.	5.350%	3/1/18	20,545	24,719
Potomac Electric Power Co.	6.500%	11/15/37	25,000	36,270
PPL Energy Supply LLC	6.200%	5/15/16	13,573	15,394
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	30,279
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,831
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	11,453
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	45,801
Southern California Edison Co.	6.000%	1/15/34	7,695	10,493
Southern California Edison Co.	5.550%	1/15/37	50,475	66,296
Southern California Edison Co.	5.950%	2/1/38	40,000	55,186
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	22,184
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	22,994
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	57,373

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	25,815	29,852
British Transco Finance Inc.	6.625%	6/1/18	50,000	60,946
3 DCP Midstream LLC	6.450%	11/3/36	30,325	35,064
KeySpan Corp.	4.650%	4/1/13	9,000	9,173
National Grid plc	6.300%	8/1/16	30,000	34,781
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	52,658
Wisconsin Gas LLC	6.600%	9/15/13	13,100	13,779

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	42,819

				1,606,583
Total Corporate Bonds (Cost $13,304,430)				14,996,009
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	46,703
3 CDP Financial Inc.	4.400%	11/25/19	40,000	46,093
3 Electricite de France SA	4.600%	1/27/20	50,000	55,220
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	51,715
Japan Finance Organization for Municipalities	4.625%	4/21/15	7,800	8,564
KFW	7.000%	3/1/13	10,000	10,311
Oesterreichische Kontrollbank AG	4.500%	3/9/15	10,500	11,465
Province of Ontario	4.500%	2/3/15	35,000	38,318
Province of Ontario	4.000%	10/7/19	56,415	64,947
Province of Ontario	4.400%	4/14/20	50,000	59,304
Quebec	5.125%	11/14/16	50,000	59,002
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	16,224
3 Republic of Austria	2.000%	11/15/12	19,825	19,886
Republic of South Africa	6.500%	6/2/14	21,900	23,871
Statoil ASA	2.900%	10/15/14	9,885	10,396
3 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	45,303
Total Sovereign Bonds (Cost $500,841)				567,322
Taxable Municipal Bonds (1.8%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	10,665	13,304
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	56,936
California GO	5.700%	11/1/21	16,840	19,537
California GO	7.550%	4/1/39	13,375	18,018
California GO	7.300%	10/1/39	4,280	5,623

California GO	7.600%	11/1/40	23,935	32,511
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	11,170
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	21,280	24,654
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	11,678
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	41,394
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	14,580	17,221
Illinois GO	5.100%	6/1/33	3,145	3,047
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	36,312
5 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	59,290
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	15,645	20,341
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	67,117
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	19,000	25,316
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	29,502
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	29,342
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	53,925
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,921
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	22,121
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,374
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	6,833
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	83,426
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	25,930	34,733
Oregon GO	5.902%	8/1/38	19,510	24,083
5 Oregon School Boards Association GO	5.528%	6/30/28	50,000	60,376
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	16,338
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	13,522
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	50,675	59,231
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	16,320
Stanford University	6.875%	2/1/24	34,745	48,969
Stanford University	7.650%	6/15/26	29,000	44,065
University of California Regents Medical
Center Revenue	6.548%	5/15/48	14,820	20,113
University of California Regents Medical
Center Revenue	6.583%	5/15/49	23,785	32,496
University of California Revenue	5.770%	5/15/43	24,325	30,903
Total Taxable Municipal Bonds (Cost $871,977)				1,112,062

Temporary Cash Investments (1.2%)
Repurchase Agreements (1.2%)
Bank of America Securities, LLC
(Dated 8/31/12, Repurchase Value
$74,902,000, collateralized by Federal
Farm Credit Bank, 0.600% - 0.830%,
5/23/13 - 8/22/16, Federal Home Loan
Bank, 0.200% - 1.000%, 9/28/12 - 6/21/17,
Federal Home Loan Mortgage Corp.
0.000% - 6.750%, 6/12/13 - 1/14/37, and
Federal National Mortgage Assn. 0.000% -
7.125%, 5/7/13 - 1/15/30)	0.200%	9/4/12	74,900	74,900
Deutsche Bank Securities, Inc.
(Dated 8/31/12, Repurchase Value
$92,402,000, collateralized by Federal
National Mortgage Assn. 4.000%, 10/1/40)	0.210%	9/4/12	92,400	92,400
HSBC Bank USA
(Dated 8/31/12, Repurchase Value
$152,803,000, collateralized by Federal
National Mortgage Assn. 3.500% - 4.000%,
5/1/26 - 11/1/41)	0.200%	9/4/12	152,800	152,800
RBC Capital Markets LLC
(Dated 8/31/12, Repurchase Value
$199,304,000, collateralized by Federal
National Mortgage Assn. 2.500%,7/1/27,
and Government National Mortgage Assn.
3.000%, 4/20/27 - 5/20/27)	0.190%	9/4/12	199,300	199,300
RBS Securities, Inc.
(Dated 8/31/12, Repurchase Value
$191,504,000, collateralized by U.S.
Treasury Note, 1.000%, 3/31/17)	0.180%	9/4/12	191,500	191,500
TD Bank Group
(Dated 8/31/12, Repurchase Value
$42,001,000, collateralized by U.S.
Treasury Bill 0.000%, 11/23/12 and U.S.
Treasury Note, 0.250%, 2/15/15)	0.170%	9/4/12	42,000	42,000
UBS Securities LLC
(Dated 8/31/12, Repurchase Value
$16,800,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
10/1/26)	0.200%	9/4/12	16,800	16,800
Total Temporary Cash Investments (Cost $769,700)				769,700
Total Investments (98.9%) (Cost $50,956,879)				62,387,793
Other Assets and Liabilities-Net (1.1%)				719,837
Net Assets (100%)				63,107,630

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $2,433,200,000, representing 3.9% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund

Wellington Fund

accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

F. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,377,073	2,410,007	—
U.S. Government and Agency Obligations	—	3,629,400	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	526,220	—
Corporate Bonds	—	14,996,009	—
Sovereign Bonds	—	567,322	—
Taxable Municipal Bonds	—	1,112,062	—
Temporary Cash Investments	—	769,700	—
Swap Contracts—Assets	—	496	—
Total	38,377,073	24,011,216	—

H. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit exposure to a specific issuer or group of issuers.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

Wellington Fund

The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At August 31, 2012, the fund had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX IG Corp./Baa1[2]	6/20/17	GSI	205,000	232	1.000	61
CDX IG Corp./Baa1[2]	6/20/17	DBAG	106,000	254	1.000	165
Metlife Inc./A3	9/20/17	DBAG	10,800	892	1.000	270
						496

Wellington Fund

1 DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
2 CDX North American Investment Grade Index.

I. At August 31, 2012, the cost of investment securities for tax purposes was $50,998,186,000. Net unrealized appreciation of investment securities for tax purposes was $11,389,607,000, consisting of unrealized gains of $11,898,132,000 on securities that had risen in value since their purchase and $508,525,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.